SCHEDULE OF ESTIMATED USEFUL LIVES (Details)	Dec. 31, 2025
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives of assets, annual rates	7.00%
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Leasehold Improvements [Member]
Minimum [Member] | Computers and Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives of assets, annual rates	15.00%
Maximum [Member] | Computers and Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives of assets, annual rates	33.00%